Segment Information	3 Months Ended
Sep. 30, 2017
Segment Reporting [Abstract]
Segment Information

Note 13. Segment Information

Operating segments are defined as components of an enterprise about which separate financial information is available and that is evaluated regularly by the chief operating decision maker, or decision–making group in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision maker is the Chief Executive Officer. The Company operates in two segments, Foundry Fabrication Services and RF Filters.

The Company evaluates performance of its operating segments based on revenue and operating profit (loss). Segment information for the three months ended September 30, 2017 and 2016 are as follows:

	Foundry Fabrication Services	RF Filters	Total

Three months ended September 30, 2017
Revenue	$297,900	$3,040	$300,940
Cost of revenue	193,029	200	193,229
Gross margin	104,871	2,840	107,711
Research and development	—	3,004,365	3,004,365
General and administrative	—	1,832,622	1,832,622
Loss from Operations	$104,871	$(4,834,147)	$(4,729,276)

Three months ended September 30, 2016
Revenue	$—	$—	$—
Cost of revenue	—	—	—
Gross margin	—	—	—
Research and development	—	652,576	652,576
General and administrative	—	1,263,243	1,263,243
Loss from Operations	$—	$(1,915,819)	$(1,915,819)

As of September 30, 2017
Accounts receivable	$301,580	$3,040	$304,620
As of June 30, 2017
Accounts receivable	$—	$—	$—